March 31, 1997
                      PREMIER AGGRESSIVE GROWTH FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED FEBRUARY 1, 1997
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S CURRENT PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier Aggressive Growth Fund, a separate portfolio of Dreyfus Premier Equity Funds, Inc.
                                                                    009s033197




                                                            March 31, 1997
                      PREMIER GROWTH AND INCOME FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED FEBRUARY 1, 1997
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S CURRENT PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier Growth and Income Fund, a separate portfolio of Dreyfus Premier Equity Funds, Inc.
                                                                    320s033197